Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Previously reported	Preferred Stock	Common Stock Previously reported	Common Stock	Additional Paid-In Capital Previously reported	Additional Paid-In Capital	Accumulated Deficit Previously reported	Accumulated Deficit	Previously reported	Total
Balances at Dec. 31, 2021						$ 12,200		$ 17,681,141		$ (617,351)		$ 17,075,990
Balances (in Shares) at Dec. 31, 2021						12,200,013
Equity-based compensation						$ 532		2,506,291				2,506,823
Equity-based compensation (in Shares)						532,244
Vendor stock issuance						$ 970		1,232,330				1,233,300
Vendor stock issuance (in Shares)						970,000
Stock forfeitures						$ (970)		970
Stock forfeitures (in Shares)						(970,000)
Net loss										(15,202,507)		(15,202,507)
Balances at Dec. 31, 2022					$ 12,732	$ 12,732	$ 21,420,732	21,420,732	$ (15,819,858)	(15,819,858)	$ 5,613,606	(5,613,606)
Balances (in Shares) at Dec. 31, 2022					12,732,257	12,732,257
Rights offering – common stock and warrants issued						$ 3,144		2,543,584				2,546,728
Rights offering – common stock and warrants issued (in Shares)						3,143,969
Equity-based compensation						$ 500		257,172				257,672
Equity-based compensation (in Shares)						500,000
Stock forfeitures						$ (500)		500
Stock forfeitures (in Shares)						(500,000)
Net loss										(2,010,824)		(2,010,824)
Balances at Mar. 31, 2023						$ 15,876		24,221,988		(17,830,682)		(6,407,182)
Balances (in Shares) at Mar. 31, 2023						15,876,226
Balances at Dec. 31, 2022					$ 12,732	$ 12,732	21,420,732	21,420,732	(15,819,858)	(15,819,858)	5,613,606	(5,613,606)
Balances (in Shares) at Dec. 31, 2022					12,732,257	12,732,257
Rights offering – common stock and warrants issued					$ 3,144		2,543,584				2,546,728
Rights offering – common stock and warrants issued (in Shares)					3,143,969
Dividends declared – preferred stock – Series A ($12.00/share)									(41,867)		(41,867)
Issuance of Series B preferred stock			$ 10				949,990				950,000
Issuance of Series B preferred stock (in Shares)			10,000
Equity-based compensation					$ 1,641		715,408				717,049
Equity-based compensation (in Shares)					1,641,332
Stock forfeitures					$ (1,541)		1,541
Stock forfeitures (in Shares)					(1,541,331)
Net loss									(10,615,035)		(10,615,035)	(10,615,035)
Balances at Dec. 31, 2023	$ 10		$ 10		$ 15,976	$ 15,976	$ 25,631,255	25,631,255	$ (26,476,760)	(26,476,760)	$ (829,519)	(829,519)
Balances (in Shares) at Dec. 31, 2023	10,000		10,000		15,976,227	15,976,227
Issuance of Series B preferred stock		$ 1						90,324				90,325
Issuance of Series B preferred stock (in Shares)		940
Accrued preferred dividends, Series A (12%/share)										(30,000)		(30,000)
Equity-based compensation								1,625				1,625
Net loss										(1,212,315)		(1,212,315)
Balances at Mar. 31, 2024	$ 10	$ 1				$ 15,976		$ 25,723,204		$ (27,719,075)		$ (1,979,884)
Balances (in Shares) at Mar. 31, 2024	10,000	940				15,976,227